Debt - Outstanding Debt (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,015,000,000,000
Contractual Weighted Avg Interest Rate	5.76%
Weighted Avg Remaining Term	3 years 9 months 18 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,669,435,000,000
Contractual Weighted Avg Interest Rate	3.40%
Weighted Avg Remaining Term	4 years 3 months 18 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,684,435,000,000
Contractual Weighted Avg Interest Rate	3.97%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,669,435,000,000
Contractual Weighted Avg Interest Rate	3.40%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,321,935,000,000
Contractual Weighted Avg Interest Rate	3.50%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,652,500,000,000
Contractual Weighted Avg Interest Rate	3.74%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,362,500,000,000
Contractual Weighted Avg Interest Rate	5.76%